Equipment Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of maturities of equipment notes payable

The future maturities of the Partnership’s equipment notes payable at December 31, 2014 are as follows:

Years ending December 31,
2015	$4,380,608
2016	3,376,326
2017	1,709,203
2018	893,443
2019	20,806
Total	$10,380,386

SQN AIF IV, GP LLC [Member]
Schedule of maturities of equipment notes payable

The future maturities of the Fund’s equipment notes payable at December 31, 2014 are as follows:

Years ending December 31,
2015	$4,380,608
2016	3,376,326
2017	1,709,203
2018	893,443
2019	20,806
Total	$10,380,386